INCOME TAXES (Schedule Of Qualifying Percentage Of Productive Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Up To NIS 140 [Member]
Law For Encouragement Of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	12.00%
NIS 140 To NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	7.00%
More Than NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	5.00%
Minimum [Member] | NIS 140 To NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	140,000
Minimum [Member] | More Than NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	500,000
Maximum [Member] | Up To NIS 140 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	140,000
Maximum [Member] | NIS 140 To NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	500,000